Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Water Management Multisector ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 12.0%
Astral Ltd.	4,772	$101,208
Geberit AG, Registered	641	386,623
Genuit Group PLC	11,032	56,923
Prince Pipes & Fittings Ltd.	1,156	5,851
Zurn Elkay Water Solutions Corp.	5,188	206,586
		757,191
Chemicals — 0.9%
Finolex Industries Ltd.	8,413	26,829
Ganfeng Lithium Group Co. Ltd., Class A	800	4,661
Johnson Matthey PLC	1,280	22,144
		53,634
Commercial Services & Supplies — 1.5%
China Everbright Environment Group Ltd.	165,000	74,704
ION Exchange India Ltd., NVS	2,665	20,937
		95,641
Construction & Engineering — 0.9%
Kyudenko Corp.	1,400	48,136
Welspun Enterprises Ltd.	1,168	7,381
		55,517
Construction Materials — 1.8%
Wienerberger AG	3,976	112,071
Electric Utilities — 2.6%
EDP SA	24,676	89,279
Enel Chile SA	190,247	10,455
Mercury NZ Ltd.	5,228	20,510
Verbund AG	529	42,266
		162,510
Electronic Equipment, Instruments & Components — 3.6%
Badger Meter Inc.	1,053	228,312
Health Care Equipment & Supplies — 5.7%
Hoya Corp.	2,800	361,967
Hotels, Restaurants & Leisure — 7.1%
Genting Singapore Ltd.	45,900	26,228
Marriott International Inc./MD, Class A	1,458	421,493
Pierre Et Vacances SA, NVS(a)	832	1,138
Star Entertainment Group Ltd. (The)(a)	11,560	1,479
		450,338
Independent Power and Renewable Electricity Producers — 1.4%
Auren Energia SA	6,159	10,001
China Yangtze Power Co. Ltd., Class A	11,300	42,571
Meridian Energy Ltd.	9,852	36,235
		88,807
Industrial Conglomerates — 0.4%
Swire Pacific Ltd., Class A	3,000	24,702
Machinery — 18.6%
Energy Recovery Inc.(a)	2,260	35,165
Franklin Electric Co. Inc.	1,390	150,537
Kurita Water Industries Ltd.	3,700	141,333
METAWATER Co. Ltd.	1,300	15,398
Mueller Water Products Inc., Class A	5,580	139,723
Organo Corp.	1,100	62,998
Security	Shares	Value
Machinery (continued)
Takuma Co. Ltd.	2,700	$29,703
Watts Water Technologies Inc., Class A	978	211,043
Xylem Inc./New York	3,036	384,813
		1,170,713
Multi-Utilities — 4.1%
ACEA SpA	1,447	27,666
Engie SA	14,596	232,674
		260,340
Real Estate Management & Development — 0.2%
Amata Corp. PCL, NVDR	5,600	4,776
WHA Corp. PCL, NVDR	55,100	9,168
		13,944
Semiconductors & Semiconductor Equipment — 27.2%
ASE Technology Holding Co. Ltd.	26,000	123,523
Intel Corp.	15,074	362,530
Macronix International Co. Ltd.	15,000	9,722
NXP Semiconductors NV	1,270	291,300
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	405,086
Texas Instruments Inc.	1,947	391,405
United Microelectronics Corp.	91,000	123,458
Win Semiconductors Corp.(a)	2,000	7,205
		1,714,229
Trading Companies & Distributors — 5.1%
Core & Main Inc., Class A(a)	6,682	324,411
Water Utilities — 6.0%
AlKhorayef Water & Power Technologies Co.(a)	658	25,186
Beijing Enterprises Water Group Ltd.	178,000	48,822
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,148	261,262
Cia De Sanena Do Parana	6,634	32,195
Inversiones Aguas Metropolitanas SA	13,209	9,967
Manila Water Co. Inc.	4,100	1,794
		379,226
Total Common Stocks — 99.1% (Cost: $5,465,061)		6,253,553
Preferred Stocks
Electric Utilities — 0.2%
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,540	12,168
Water Utilities — 0.3%
Cia. De Sanena Do Parana, Preference Shares, NVS	22,496	21,910
Total Preferred Stocks — 0.5% (Cost: $29,486)		34,078
Total Investments — 99.6% (Cost: $5,494,547)		6,287,631
Other Assets Less Liabilities — 0.4%		24,385
Net Assets — 100.0%		$6,312,016

(a)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Water Management Multisector ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$5 (b)	$—	$(5)	$—	$—	—	$5 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	57	—
				$(5)	$—	$—		$62	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,611,703	$2,641,850	$—	$6,253,553
Preferred Stocks	34,078	—	—	34,078
	$3,645,781	$2,641,850	$—	$6,287,631

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares